Balance Sheet (10-Q) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Investments available for sale:
Fixed maturities, at market (amortized cost $142,487,253 and $142,948,693)	$ 147,143,576	$ 147,905,948		$ 139,704,693
Equity securities, at market (cost $11,641,116 and $13,940,811)	11,745,930	13,884,257		13,323,322
Trading securities, at market (cost $28,447,996 and $34,183,252)	28,429,912	37,029,550		19,613,472
Mortgage loans on real estate at amortized cost	11,662,614	12,411,587		27,041,447
Discounted mortgage loans on real estate at cost	38,150,327	47,523,860		34,229,937
Investment real estate, at cost, net of accumulated depreciation	76,691,527	53,148,755		45,556,811
Policy loans	13,913,044	13,976,019		14,343,606
Total investments	327,736,930	325,879,976		294,513,288
Cash and cash equivalents	21,468,891	18,483,452	8,332,743	37,492,843	39,995,875
Investment in unconsolidated affiliate, at fair value (cost $5,000,000 and $5,000,000)	5,188,758	5,137,700		5,057,762
Accrued investment income	1,464,778	1,609,425		1,577,199
Future policy benefits	65,556,229	67,033,539		68,615,385
Policy claims and other benefits	4,377,001	4,446,940		5,131,031
Cost of insurance acquired	13,461,773	14,077,281		15,402,012
Deferred policy acquisition costs	522,612	556,958		647,526
Property and equipment, net of accumulated depreciation	1,603,513	1,478,935		1,485,253
Income tax receivable	300,040	0		500,305
Other assets	2,708,054	2,883,893		1,096,368
Total assets	444,388,579	441,588,099		431,518,972
Liabilities:
Future policyholder benefits	304,738,647	307,509,531		313,798,199
Policy claims and benefits payable	3,783,137	3,588,914		3,248,521
Other policyholder funds	726,472	810,062		940,357
Dividend and endowment accumulations	14,073,020	14,190,946		14,182,516
Income taxes payable	0	209,888		0
Deferred income taxes	12,942,043	13,381,278		11,950,254
Notes payable	13,303,065	10,372,239		14,402,889
Trading securities, at market (proceeds $16,494,442 and $17,387,108)	13,315,284	18,429,677		11,671,911
Other liabilities	9,689,728	7,967,807		7,265,586
Total liabilities	372,571,396	376,460,342		377,460,233
Common stock - no par value, stated value $.001 per share, authorized 7,000,000 shares - 3,810,825 and 3,848,079 shares issued and outstanding after deducting treasury shares of 484,183 and 446,929	3,810	3,848		3,885
Additional paid-in capital	41,035,241	41,432,636		41,782,274
Retained earnings	10,950,973	6,335,072		(1,261,503)
Accumulated other comprehensive income	3,906,101	3,679,684		322,156
Total UTG shareholders' equity	55,896,125	51,451,240		40,846,812
Noncontrolling interest	15,921,058	13,676,517		13,211,927
Total shareholders' equity	71,817,183	65,127,757		54,058,739
Total liabilities and shareholders' equity	$ 444,388,579	$ 441,588,099		$ 431,518,972